S000032847 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	173 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Indxx India Consumer Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.45%	14.32%	12.13%
MSCI India Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.62%	9.88%	9.70%
C000101379 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.35%	11.16%	9.79%
Performance Inception Date				Aug. 10, 2011
C000101379 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.35%	10.18%	9.29%
Performance Inception Date				Aug. 10, 2011
C000101379 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.21%	8.83%	8.06%
Performance Inception Date				Aug. 10, 2011